Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies
Schedule of future minimum rental payments

Based on the current rental lease agreements, future minimum rental payments required as of December 31, 2014 were as follows:

	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(In thousands)
Operating leases commitments	$46,893	$26,428	$19,734	$731	$—

Schedule of purchase commitments

Purchase commitments as of December 31, 2014 were as follows:

	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(In thousands)
Purchase commitments	$233,302	$216,566	$16,200	$297	$239

Schedule of interest payment commitment on the convertible senior notes

Interest payment commitment on the convertible senior notes as of December 31, 2014 was as follows:

	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(In thousands)
Interest payment commitment	$32,000	$8,000	$16,000	$8,000	$—